Fair Value of Assets and Liabilities Measured on Recurring Basis (Detail) (Fair Value, Measurements, Recurring, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	¥ 433,491		¥ 375,802
Other investments	83,518	[1]	84,122	[1]
Derivative assets	18,518	[2]	15,110	[2]
Total assets	2,467,176		2,450,944
Derivative liabilities	41,218	[2]	33,759	[2]
Total liabilities	41,218		33,759
Marketable securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	433,491		375,802
Total assets	657,361		628,920
Securities investments and other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	83,518	[1]	84,122	[1]
Total assets	1,791,297		1,806,914
Other current assets/ liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	18,513	[2]	15,101	[2]
Total assets	18,513		15,101
Derivative liabilities	40,034	[2]	32,096	[2]
Total liabilities	40,034		32,096
Other noncurrent assets/liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	5	[2]	9	[2]
Total assets	5		9
Derivative liabilities	1,184	[2]	1,663	[2]
Total liabilities	1,184		1,663
Japanese national government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	1,091,451		1,143,765
Japanese national government bonds | Marketable securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	23,267		71,472
Japanese national government bonds | Securities investments and other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	1,068,184		1,072,293
Japanese local government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	33,675		22,965
Japanese local government bonds | Marketable securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	1,405		3,415
Japanese local government bonds | Securities investments and other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	32,270		19,550
Japanese corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	295,150		333,638
Japanese corporate bonds | Marketable securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	123,434		96,745
Japanese corporate bonds | Securities investments and other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	171,716		236,893
Foreign corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	375,251		325,821
Foreign corporate bonds | Marketable securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	75,764		81,486
Foreign corporate bonds | Securities investments and other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	299,487		244,335
Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	23,925		8,232
Other | Securities investments and other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	23,925		8,232
Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	112,197		141,489
Equity securities | Securities investments and other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	112,197		141,489
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	214,036		189,320
Other investments	5,475	[1]	5,459	[1]
Total assets	331,028		336,187
Level 1 | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	111,517		141,408
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	219,455		186,482
Other investments	4,592	[1]	4,637	[1]
Derivative assets	18,518	[2]	15,110	[2]
Total assets	2,045,584		2,016,100
Derivative liabilities	41,218	[2]	33,759	[2]
Total liabilities	41,218		33,759
Level 2 | Japanese national government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	1,091,451		1,143,765
Level 2 | Japanese local government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	33,675		22,965
Level 2 | Japanese corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	293,637		329,057
Level 2 | Foreign corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	359,960		306,070
Level 2 | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	23,616		7,933
Level 2 | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	680		81
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	73,451	[1]	74,026	[1]
Total assets	90,564		98,657
Level 3 | Japanese corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	1,513		4,581
Level 3 | Foreign corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	15,291		19,751
Level 3 | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	¥ 309		¥ 299

[1]	Other investments include certain hybrid financial instruments and certain private equity investments.
[2]	Derivative assets and liabilities are recognized and disclosed on a gross basis.